Share-based compensation - DSUs and RSUs Granted (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	115,576	87,222
Granted (in shares) | shares	27,019	28,354
Number of units - end of period (in shares) | shares	142,595	115,576
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 51.95	$ 43.93
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 68.04	$ 53.15
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares) | shares	160,150	103,626
Granted (in shares) | shares	105,175	132,254
Released (in shares) | shares	(65,997)	(24,359)
Forfeited (in shares) | shares	(27,684)	(51,371)
Number of units - end of period (in shares) | shares	171,644	160,150
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	$ 50.39	$ 43.55
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	40.30	40.30
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	40.94	42.24
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in canadian dollars per share) | $ / shares	73.54	69.71
Weighted average exercise price of units released (in canadian dollars per share) | $ / shares	86.38	86.38
Weighted average exercise price of units forfeited (in canadian dollars per share) | $ / shares	$ 86.38	$ 86.38